Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 11, 2018
Registrant Name	dei_EntityRegistrantName	Lattice Strategies Trust
Central Index Key	dei_EntityCentralIndexKey	0001605803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 11, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 11, 2018
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Hartford Multifactor Emerging Markets ETF | Hartford Multifactor Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROAM
Hartford Multifactor US Equity ETF | Hartford Multifactor US Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROUS